Goodwill And Franchise Rights	12 Months Ended
Jan. 01, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Franchise Rights
Goodwill and Franchise Rights
Goodwill. The Company is required to review goodwill for impairment annually or more frequently when events and circumstances indicate that the carrying amount may be impaired. If the determined fair value of goodwill is less than the related carrying amount, an impairment loss is recognized. The Company performs its annual impairment assessment as of the fiscal year end and has determined its reporting units to be at the operating segment level: its Burger King restaurants, operating as a franchisee; Pollo Tropical and Taco Cabana each at the brand level.
In performing its goodwill impairment test, the Company compared the net book values of its reporting units to their estimated fair values, the latter determined by employing a combination of a discounted cash flow analysis and a market-based approach. The results of the discounted cash flow analyses were corroborated with other value indicators where available, such as comparable company earnings multiples.
There have been no changes in goodwill or goodwill impairment losses recorded in the years ended January 1, 2012, January 2, 2011 and January 3, 2010. Goodwill is summarized below:

	Pollo Tropical	Taco Cabana	Burger King	Total
Balance, January 1, 2012 and January 2, 2011	$56,307	$67,177	$1,450	$124,934
Franchise Rights. Amounts allocated to franchise rights for each acquisition are amortized using the straight-line method over the average remaining term of the acquired franchise agreements plus one twenty year renewal period. Following is a summary of the Company’s franchise rights as of the respective balance sheet dates:

	January 1, 2012		January 2, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Franchise rights	$138,169	$70,931	$138,169	$67,737
Amortization expense related to franchise rights for the years ended January 1, 2012, January 2, 2011 and January 3, 2010 was $3,194, $3,197 and $3,196, respectively and the Company expects annual amortization to be $3,194 for each of the years ending 2012 through 2016.
The Company assesses the potential impairment of franchise rights whenever events or changes in circumstances indicate that the carrying value may not be recoverable. If an indicator of impairment exists, an estimate of the aggregate undiscounted cash flows from the acquired restaurants is compared to the respective carrying value of franchise rights for each acquisition. If an asset is determined to be impaired, the loss is measured by the excess of the carrying amount of the asset over its fair value. An impairment charge of $45 was recorded for franchise rights related to a closed restaurant location for the year ended January 2, 2011. No impairment charges were recorded related to the Company’s franchise rights for the years ended January 1, 2012 and January 3, 2010.